SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  25  (File No. 33-5103)                        [X]
                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.  28  (File No. 811-4646)                                      [X]


AXP CALIFORNIA TAX-EXEMPT TRUST
IDS Tower 10, Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on Aug. 27, 1999 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

          The Prospectus for IDS California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed in Post-Effective Amendment No. 31 to Registration Statement 33-5102 is incorporated herein by reference.

PART B

          The Statement of Additional Information and the financial statements for IDS California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed in Post-Effective Amendment No. 31 to Registration Statement 33-5102 is incorporated herein by reference.

   PART C.    OTHER INFORMATION

   Item 23.   Exhibits

(a) Declaration of Trust, dated April 7, 1986, filed as Exhibit 1 to Registration Statement No. 33-5103, is incorporated by reference.

(b) Amended By-laws, dated June 8, 1989, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, are incorporated by reference.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5103 is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as
         Exhibit 5 to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(e) Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed as Exhibit 6 to Registrant's Post-Effective Amendment 23 to Registration Statement 33-5103, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8 to Registrant's Post Effective Amendment No. 23 to Registration Statement No. 33-5103, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(2) License Agreement, dated January 25, 1988, filed as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(3) Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(5) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999, is filed electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit 10 to Registrant's Post-Effective Amendment No. 24 filed on or about Aug. 28, 1998.

(j)      Independent Auditors' Consent to be filed by Amendment.

(k)      Omitted Financial Statements: Not applicable.

(l)      Initial Capital Agreements: Not applicable.

(m) Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed as Exhibit 15 to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(n)      Financial Data Schedules: Not applicable.

(o) Rule 18f-3 Plan, dated April 1999 is incorporated by reference to Exhibit(o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(p)(1) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 14, 1999, is filed electronically herewith.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999 is filed electronically herewith.

   Item 24.       Persons Controlled by or Under Common Control with Registrant

                  None.

   Item 25. Indemnification

   The Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the laws of the Commonwealth of Massachusetts, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26.          Business and Other Connections of Investment Adviser (American Express Financial
                  Corporation)

Directors  and  officers  of  American  Express  Financial  Corporation  who are
directors and/or officers of one or more other companies:
------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Senior Vice President and                                    Minneapolis, MN 55440
Chief Financial Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity
         Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global
         Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market
         Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS
         Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond
         Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust;
         Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b)      As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address            Position and Offices with          Offices with Registrant
                                               Underwriter
---------------------------------------------- ---------------------------------- ----------------------------

Ronald G. Abrahamson                           Vice President-Service Quality     None
IDS Tower 10                                   and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                               Senior Vice President-Human        None
IDS Tower 10                                   Resources
Minneapolis, MN  55440

Peter J. Anderson                              Senior Vice President-Investment   Vice President-Investments
IDS Tower 10                                   Operations
Minneapolis, MN  55440

Ward D. Armstrong                              Vice President-American Express    None
IDS Tower 10                                   Retirement Services
Minneapolis, MN  55440

John M. Baker                                  Vice President-Plan Sponsor        None
IDS Tower 10                                   Services
Minneapolis, MN  55440

Joseph M. Barsky III                           Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Timothy V. Bechtold                            Vice President-Risk Management     None
IDS Tower 10                                   Products
Minneapolis, MN  55440

John D. Begley                                 Group Vice President-Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                                Group Vice President-Los Angeles   None
Suite 900, E. Westside Twr                     Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                 Vice President-Nonproprietary      None
IDS Tower 10                                   Products
Minneapolis, MN  55440

Walter K. Booker                               Group Vice President-New Jersey    None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                              Group Vice President-Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                              Group Vice President-Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                             Vice President-Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                 Corporate Senior Vice President    None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                             Vice President-American Express    None
IDS Tower 10                                   Securities Services
Minneapolis, MN  55440

Mark W. Carter                                 Senior Vice President and Chief    None
IDS Tower 10                                   Marketing Officer
Minneapolis, MN  55440

James E. Choat                                 Senior Vice                        None
IDS Tower 10                                   President-Institutional Products
Minneapolis, MN  55440                         Group

Kenneth J. Ciak                                Vice President and General         None
IDS Property Casualty                          Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                               Vice President-Advisor Staffing,   None
IDS Tower 10                                   Training and Support
Minneapolis, MN 55440

Henry J. Cormier                               Group Vice President-Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                               Group Vice President-Arkansas/     None
Suite 200                                      Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                 Group Vice                         None
Suite 312                                      President-Carolinas/Eastern
7300 Carmel Executive Pk                       Georgia
Charlotte, NC  28226

Colleen Curran                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Luz Maria Davis                                Vice President-Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                          Group Vice                         None
Suite 500, 8045 Leesburg Pike                  President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                               Group Vice President-Eastern       None
Two Datran Center                              Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                             Vice President-Assured Assets      None
IDS Tower 10                                   Product Development and
Minneapolis, MN  55440                         Management

James P. Egge                                  Group Vice President-Western       None
4305 South Louise, Suite 202                   Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                  Senior Vice President, General     None
IDS Tower 10                                   Counsel and Chief Compliance
Minneapolis, MN  55440                         Officer

Robert M. Elconin                              Vice President-Government          None
IDS Tower 10                                   Relations
Minneapolis, MN  55440

Phillip W. Evans                               Group Vice President-Rocky         None
Suite 600                                      Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                                Vice President-Mutual Fund         None
IDS Tower 10                                   Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                            Vice President-Institutional       None
IDS Tower 10                                   Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                 Vice President and Corporate       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

William P. Fritz                               Group Vice President-Gateway       None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                   Group Vice President-Twin City     None
8500 Tower Suite 1770                          Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                                Vice President and Marketing       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

Teresa A. Hanratty                             Group Vice President-Northern      None
Suites 6&7                                     New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                               Group Vice President-Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                               Vice President-Insurance           None
IDS Tower 10                                   Investments
Minneapolis, MN  55440

Scott A. Hawkinson                             Vice President and                 None
IDS Tower 10                                   Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                                 Group Vice President-North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                                Vice President-Incentive           None
IDS Tower 10                                   Management
Minneapolis, MN  55440

James G. Hirsh                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                   Group Vice President-Rhode         None
319 Southbridge Street                         Island/Central-Western
Auburn, MA  01501                              Massachusetts

David J. Hockenberry                           Group Vice President-Tennessee     None
30 Burton Hills Blvd.                          Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                              Vice President and Treasurer       None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                                Chairman, President and Chief      Board member
IDS Tower 10                                   Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                              Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

James M. Jensen                                Vice President-Insurance Product   None
IDS Tower 10                                   Development and Management
Minneapolis, MN  55440

Marietta L. Johns                              Senior Vice President-Field        None
IDS Tower 10                                   Management
Minneapolis, MN  55440

Nancy E. Jones                                 Vice President-Business            None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Ora J. Kaine                                   Vice President-Financial           None
IDS Tower 10                                   Advisory Services
Minneapolis, MN  55440

Linda B. Keene                                 Vice President-Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                             Vice President-Investment          None
IDS Tower 10                                   Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                                Senior Vice                        None
IDS Tower 10                                   President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                               Senior Vice President-Products     None
IDS Tower 10
Minneapolis, MN  55440

John M. Knight                                 Vice President-Investment          Treasurer
IDS Tower 10                                   Accounting
Minneapolis, MN  55440

Paul F. Kolkman                                Vice President-Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                                Vice President-Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                               Group Vice President-Greater       None
Suite 108                                      Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                              Director and Senior Vice           None
IDS Tower 10                                   President-Field Management and
Minneapolis, MN  55440                         Business Systems

Mitre Kutanovski                               Group Vice President-Chicago       None
Suite 680                                      Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                                 Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Lori J. Larson                                 Vice President-Brokerage and       None
IDS Tower 10                                   Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                           Vice President and Chief U.S.      None
IDS Tower 10                                   Economist
Minneapolis, MN  55440

Peter A. Lefferts                              Senior Vice President-Corporate    None
IDS Tower 10                                   Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                             Director and Executive Vice        None
IDS Tower 10                                   President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Fred A. Mandell                                Vice President-Field Marketing     None
IDS Tower 10                                   Readiness
Minneapolis, MN  55440

Daniel E. Martin                               Group Vice President-Pittsburgh    None
Suite 650                                      Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                                Vice President-Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                                 Vice President-Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                              Vice President and Senior          None
IDS Tower 10                                   Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                              Executive Vice                     None
IDS Tower 10                                   President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                                Vice President-Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                            Group Vice President-Central       None
Suite 200                                      California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                                Senior Vice President-Client       None
IDS Tower 10                                   Service
Minneapolis, MN  55440

Mary Owens Neal                                Vice President-Mature Market       None
IDS Tower 10                                   Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                             Group Vice President-New York      None
Suite 220                                      Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                             Vice President-Advisory Business   None
IDS Tower 10                                   Systems
Minneapolis, MN 55440

James R. Palmer                                Vice President-Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                 Group Vice                         None
10200 SW Greenburg Road                        President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                                Vice President-Compensation and    None
IDS Tower 10                                   Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                              Senior Vice President-Group        None
IDS Tower 10                                   Relationship Leader/American
Minneapolis, MN  55440                         Express Technologies Financial
                                               Services

Susan B. Plimpton                              Vice President-Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                                  Group Vice                         None
One Tower Bridge                               President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                               Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Diana R. Prost                                 Group Vice                         None
3030 N.W. Expressway                           President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                 Vice President and Project         None
IDS Tower 10                                   Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                         Senior Vice President-Fixed        Vice President - Fixed
IDS Tower 10                                   Income                             Income Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                             Vice President-Corporate           None
IDS Tower 10                                   Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III                       Group Vice President-Southern      None
Suite 800                                      Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                              Senior Vice President-Field        None
IDS Tower 10                                   Management and Financial
Minneapolis, MN  55440                         Advisory Service

Stephen W. Roszell                             Senior Vice                        None
IDS Tower 10                                   President-Institutional
Minneapolis, MN  55440

Max G. Roth                                    Group Vice                         None
Suite 201 S IDS Ctr                            President-Wisconsin/Upper
1400 Lombardi Avenue                           Michigan
Green Bay, WI  54304

Erven A. Samsel                                Senior Vice President-Field        None
45 Braintree Hill Park                         Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                            Group Vice                         None
Suite 201                                      President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                              Group Vice President-Arizona/Las   None
Suite 205                                      Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                             Senior Vice President and Chief    None
IDS Tower 10                                   Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                               Vice President-Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                               Vice President-Quality and         None
IDS Tower 10                                   Service Support
Minneapolis, MN  55440

James B. Solberg                               Group Vice President-Eastern       None
466 Westdale Mall                              Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                  Vice President-Geographic          None
IDS Tower 10                                   Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                              Group Vice President-Southern      None
Suite 1100                                     California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                                Vice President-Cardmember          None
IDS Tower 10                                   Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                               Group Vice President-Outstate      None
Suite 433                                      Minnesota Area/ North
9900 East Bren Road                            Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                          Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

James J. Strauss                               Vice President and General         None
IDS Tower 10                                   Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                            Vice President-Information         None
IDS Tower 10                                   Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                         Vice President-Channel             None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Craig P. Taucher                               Group Vice                         None
Suite 150                                      President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                 Group Vice                         None
Suite 425                                      President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                                 Senior Vice President              Board Member
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                               Group Vice                         None
Suite 180                                      President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                        Group Vice President-Detroit       None
8115 East Jefferson Avenue                     Metro
Detroit, MI  48214

Wesley W. Wadman                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Donald F. Weaver                               Group Vice President-Greater       None
3500 Market Street, Suite 200                  Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                              Senior Vice President-Field        None
1010 Main St. Suite 2B                         Management
Huntington Beach, CA  92648

Michael L. Weiner                              Vice President-Tax Research and    None
IDS Tower 10                                   Audit
Minneapolis, MN  55440

Lawrence J. Welte                              Vice President-Investment          None
IDS Tower 10                                   Administration
Minneapolis, MN  55440

Jeffry M. Welter                               Vice President-Equity and Fixed    None
IDS Tower 10                                   Income Trading
Minneapolis, MN  55440

Thomas L. White                                Group Vice President-Cleveland     None
Suite 200                                      Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                               Group Vice President-Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                            Group Vice President-Western       None
Two North Tamiami Trail                        Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                              Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Michael D. Wolf                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Michael R. Woodward                            Senior Vice President-Field        None
32 Ellicott St                                 Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP California Tax-Exempt Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 2ith day of June, 1999.


   AXP CALIFORNIA TAX-EXEMPT TRUST


   By /s/  Arne H. Carlson**
           Arne H. Carlson, Chief Executive Officer


   By ___________________________
           John Knight, Treasurer


   Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of June, 1999.

   Signature                                         Capacity

   /s/ H. Brewster Atwater, Jr.*                     Trustee
       H. Brewster Atwater, Jr.

   /s/ Arne H. Carlson*                              Chairman of the Board
       Arne H. Carlson

   /s/ Lynne V. Cheney*                              Trustee
       Lynne V. Cheney

   /s/ William H. Dudley*                            Trustee
       William H. Dudley

   /s/ David R. Hubers*                              Trustee
       David R. Hubers

   /s/ Heinz F. Hutter*                              Trustee
       Heinz F. Hutter

   Signature                                         Capacity

   /s/ Anne P. Jones*                                Trustee
       Anne P. Jones

   /s/ William R. Pearce*                            Trustee
       William R. Pearce

   /s/ Alan K. Simpson*                              Trustee
       Alan K. Simpson

   /s/ John R. Thomas*                               Trustee
       John R. Thomas

   /s/ C. Angus Wurtele*                             Trustee
       C. Angus Wurtele


   *Signed pursuant to Trustees' Power of Attorney, dated January 14, 1999, filed electronically herewith as Exhibit (P)(1), by:




   -------------------------
   Leslie L. Ogg

   **Signed pursuant to Officers' Power of Attorney, dated March 1, 1999, filed electronically herewith as Exhibit (P)(2), by:



   -------------------------
   Leslie L. Ogg

   CONTENTS OF THIS
   POST-EFFECTIVE AMENDMENT NO. 25
   TO REGISTRATION STATEMENT NO. 33-5103


   This Post-Effective Amendment comprises the following papers and documents:

   The facing sheet.

   Part A.

         The prospectus.

   Part B.

         Statement of Additional Information.

   Part C.

         Other information.

   The signatures.